Risk management (Details 4) $ in Millions	12 Months Ended
Dec. 31, 2017 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	$ 245,173
Taxes	(85,879)
After taxes	159,294
2018
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	95,462
Taxes	(33,439)
After taxes	62,023
2019
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	66,039
Taxes	(23,132)
After taxes	42,907
2020
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	23,804
Taxes	(8,338)
After taxes	15,466
2021
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	21,541
Taxes	(7,545)
After taxes	13,996
2022
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	21,541
Taxes	(7,545)
After taxes	13,996
2023
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	16,786
Taxes	(5,880)
After taxes	$ 10,906